Net Interest Income - Summary of Net Interest Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and similar income:
Loans and advances to customers	£ 4,819	£ 5,230	£ 5,458
Loans and advances to banks	49	137	202
Reverse repurchase agreements – non trading	118	244	124
Other	119	306	282
Total interest and similar income	5,105	5,917	6,066
Interest expense and similar charges:
Deposits by customers	(1,011)	(1,540)	(1,433)
Deposits by banks	(47)	(134)	(117)
Repurchase agreements – non trading	(43)	(126)	(42)
Debt securities in issue	(440)	(678)	(721)
Subordinated liabilities	(111)	(137)	(142)
Other	(10)	(10)	(8)
Total interest expense and similar charges	(1,662)	(2,625)	(2,463)
Net interest income	£ 3,443	£ 3,292	£ 3,603